12. Employee and Director Benefit Programs (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee And Director Benefit Programs Details Narrative
Defined Benefit Plan, Contributions by Employer	$ 430,000	$ 345,000	$ 219,000
Expenses incurred for benefits relating to the postretirement benefit	395,000	546,000	355,000
Postretirement medical benefits expense, including amortization of the transition obligation	0	24,000	23,000
Benefits paid	$ 142,000	$ 60,000